Item 1. Report to Shareholders

T. Rowe Price Institutional Small-Cap Stock Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Graphic Omitted]

Institutional Small-Cap Stock Fund
--------------------------------------------------------------------------------

As of 12/31/03

Institutional Small-Cap Stock Fund  $13,256
Russell 2000 Index  $10,868
Lipper Small-Cap Core Funds Index  $11,818

                     Lipper Small-Cap              Russell        Institutional
                           Core Funds                 2000            Small-Cap
                                Index                Index           Stock Fund

3/31/00                       $10,000              $10,000              $10,000
12/00                           9,693                9,056               10,703
12/01                          10,384                9,281               11,480
12/02                           8,387                7,380                9,831
12/03                          11,818               10,868               13,256


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year            3 Years             3/31/00

Institutional Small-Cap
Stock Fund                        34.84%              7.39%                7.80%
Russell 2000 Index                47.25               6.27                 2.24
Lipper Small-Cap Core
Funds Index                       40.90               6.83                 4.55
S&P 500 Stock Index               28.68              -4.05                -6.25

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Past performance cannot guarantee future results.

Dear Shareholder,

We are pleased to report that the Institutional Small-Cap Stock Fund generated strong returns in 2003, as shown in the table on the preceding page. However, our results trailed the returns of the Russell 2000 Index and the Lipper Small-Cap Core Funds Index. The fund's underperformance is largely attributable to our somewhat conservative investment approach, which emphasizes value and reasonably priced growth stocks rather than the more speculative stocks that led the market in 2003. Over longer time periods, as shown in the table, the fund has outperformed both benchmarks.

As you know, the fund's objective is to seek long-term growth of capital through investments primarily in small companies. By combining a growth- and value-focused investment strategy, the fund should be less volatile than one using a growth-only approach.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                 29%
S&P MidCap 400 Index                36%
Russell 2000 Index                  47%
Nasdaq Composite                    50%

The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large- and mid-cap stocks, as measured by the S&P 500 Index and S&P MidCap 400 Index, respectively, were less robust.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  12/31/02             12/31/03

Information Technology                                20.4%                22.5%
Industrials and Business Services                     17.6                 18.1
Financials                                            18.0                 16.1
Consumer Discretionary                                12.2                 12.8
Health Care                                            8.8                 10.7

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

The Top 5 Sectors table shows how our weightings among the fund's top five sectors changed over the last year. The only significant changes were driven largely by the relative performance of the sectors.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------

Harman International
SCP Pool
Kronos
Tetra Tech
AnnTaylor Stores*

WORST CONTRIBUTORS
--------------------------------------------------------------------------------

Alloy Online
Trimeris
Central Parking
Vertex Pharmaceuticals
Harleysville Group

* Position added

The Best and Worst Contributors table shows the five best and worst contributors to the fund's performance in 2003. The largest contributors to performance were audio systems maker Harman International, swimming pool supplies distributor SCP Pool, labor management software systems provider Kronos, consulting firm Tetra Tech, and retailer AnnTaylor Stores. The largest detractors were online retailer Alloy Online, biotechnology companies Trimeris and Vertex Pharmaceuticals, parking facilities operator Central Parking, and property and casualty insurer Harleysville Group.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman

January 20, 2004

Financial Highlights
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report

                                 For a share outstanding throughout each period
                       ---------------------------------------------------------
                           Year                                         3/31/00
                          Ended                                         Through
                       12/31/03        12/31/02        12/31/01        12/31/00

NET ASSET VALUE

Beginning of
period              $      9.49     $     11.14     $     10.61     $     10.00

Investment activities

  Net investment
  income (loss)            0.02            0.02            0.05            0.02*

  Net realized and
  unrealized gain
  (loss)                   3.28           (1.62)           0.71            0.68

  Total from
  investment
  activities               3.30           (1.60)           0.76            0.70

Distributions

  Net investment
  income                  (0.02)          (0.02)          (0.05)          (0.03)

  Net realized gain       (0.16)          (0.03)          (0.18)          (0.06)

  Total distributions     (0.18)          (0.05)          (0.23)          (0.09)

NET ASSET VALUE

End of period       $     12.61     $      9.49     $     11.14     $     10.61
                    ------------------------------------------------------------

Ratios/Supplemental Data

Total return^             34.84%         (14.36)%          7.26%        7.03%*

Ratio of total
expenses to
average net assets         0.69%           0.70%           0.74%        0.75%*!

Ratio of net investment
income (loss) to average
net assets                 0.15%           0.26%           0.46%        0.66%*!

Portfolio turnover
rate                       22.2%           19.1%           26.9%        15.8%!

Net assets,
end of period
(in thousands)       $   437,195     $   333,989     $   288,104  $   229,475

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.75% voluntary expense limitation in effect through 12/31/01.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report
December 31, 2003

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                         ($000s)

COMMON STOCKS  98.6%

CONSUMER DISCRETIONARY  12.8%

Auto Components  0.6%

Keystone Automotive *                               57,400                1,456

Strattec Security *                                 17,500                1,066

                                                                          2,522

Automobiles  0.0%

Winnebago                                            3,800                  261

                                                                            261

Hotels, Restaurants & Leisure  3.2%

Applebee's                                          44,325                1,741

CEC Entertainment *                                 36,600                1,734

Chicago Pizza & Brewery *                           28,200                  421

Red Robin Gourmet Burgers *                         25,600                  779

Ruby Tuesday                                       121,600                3,464

Sonic *                                             80,000                2,450

The Cheesecake Factory *                            78,700                3,465

                                                                         14,054

Household Durables  0.8%

Harman International                                39,100                2,893

Jarden Corporation *                                22,350                  611

                                                                          3,504

Internet & Catalog Retail  0.1%

Alloy Online *                                      50,800                  264

priceline.com *                                     10,100                  181

                                                                            445

Leisure Equipment & Products  2.4%

Brunswick                                          114,100                3,632

MarineMax *                                         56,700                1,102

Polaris Industries                                  21,200                1,878

SCP Pool *                                         117,575                3,842

                                                                         10,454

Media  2.0%

Emmis Communications, Class A *                     60,300                1,631

Entercom Communications *                           21,500                1,139

Getty Images *                                      17,600                  882

Scholastic *                                       119,000                4,051

Sinclair Broadcast Group,
  Class A *                                         19,600                  292

Young Broadcasting, Class A *                       42,400                  850

                                                                          8,845

Multiline Retail  0.8%

Neiman Marcus, Class A *                            65,000                3,489

                                                                          3,489

Specialty Retail  2.4%

AC Moore Arts & Crafts *                            19,900                  383

AnnTaylor Stores *                                 124,300                4,848

Christopher & Banks                                 88,375                1,726

Linens 'n Things *                                  61,400                1,847

The Finish Line, Class A *                          24,600                  737

Too *                                               37,400                  631

Ultimate Electronics *                              32,900                  251

                                                                         10,423

Textiles, Apparel, & Luxury Goods  0.5%

Culp *                                              19,800                  216

Dan River, Class A *                                99,300                   73

Stride Rite                                        113,300                1,289

Unifi *                                             92,300                  595

                                                                          2,173

Total Consumer Discretionary                                             56,170

CONSUMER STAPLES  2.7%

Food & Staples Retailing  2.2%

Casey's General Stores                             222,900                3,936

Great Atlantic & Pacific
  Tea Company *                                    130,200                1,094

Performance Food Group *                            89,900                3,252

Wild Oats Markets *                                 85,800                1,109

                                                                          9,391

Food Products  0.4%

American Italian Pasta, Class A *                   26,600                1,115

International Multifoods *                          13,500                  243

Seneca Foods

  Class A *                                         19,200                  413

  Class B *                                          7,300                  162

                                                                          1,933

Personal Products  0.1%

Chattem *                                           23,600                  422

                                                                            422

Total Consumer Staples                                                   11,746

ENERGY  7.4%

Energy Equipment & Services  5.0%

Atwood Oceanics *                                   51,700                1,651

Cooper Cameron *                                     9,700                  452

FMC Technologies *                                 157,300                3,665

Grant Prideco *                                    248,100                3,230

Hanover Compressor *                                47,300                  528

Hydril *                                            33,500                  802

Key Energy Services *                               69,700                  719

Lone Star Technologies *                            32,300                  516

National Oilwell *                                 228,000                5,098

Seacor Smit *                                       83,300                3,501

Smith International *                               26,200                1,088

W-H Energy Services *                               47,100                  763

                                                                         22,013

Oil & Gas  2.4%

Forest Oil *                                       102,500                2,928

Noble Energy                                        78,200                3,474

Tom Brown *                                         83,800                2,703

Ultra Petroleum *                                   53,600                1,320

                                                                         10,425

Total Energy                                                             32,438

FINANCIALS  16.1%

Capital Markets  0.8%

Investor's Financial Services                       66,100                2,539

National Financial Partners                         32,500                  895

                                                                          3,434

Commercial Banks  5.9%

Boston Private Financial                            52,400                1,301

Chittenden                                         157,600                5,302

Citizens Banking                                   132,300                4,329

Glacier Bancorp                                     39,895                1,292

Provident Bankshares                                89,700                2,641

Southwest Bancorp                                   75,204                2,922

Valley National Bancorp                            123,461                3,605

WestAmerica                                         91,000                4,523

                                                                         25,915

Insurance  5.5%

Aspen Insurance Holdings *                           4,200                  104

Brown and Brown                                     73,800                2,407

Harleysville Group                                  52,000                1,034

Horace Mann Educators                              198,000                2,766

Infinity Property & Casualty                        48,000                1,586

Markel *                                            10,200                2,586

Ohio Casualty *                                    207,100                3,595

PartnerRe                                           70,200                4,075

Selective Insurance                                 79,200                2,563

Triad Guaranty *                                    27,400                1,380

W. R. Berkley                                       56,450                1,973

                                                                         24,069

Real Estate  3.9%

Arden Realty, REIT                                  69,700                2,115

EastGroup Properties, REIT                          80,400                2,603

Essex Property Trust, REIT                           9,700                  623

Gables Residential Trust, REIT                      72,200                2,508

Glenborough Realty Trust, REIT                      70,600                1,409

LaSalle Hotel Properties, REIT                      45,600                  846

Manufactured Home
  Communities, REIT                                 31,300                1,179

Parkway Properties, REIT                            55,900                2,325

Reckson Associates Realty, REIT                     24,184                  588

Washington SBI, REIT                                88,400                2,581

                                                                         16,777

Thrifts & Mortgage Finance  0.0%

Frankfort First                                      6,000                  125

                                                                            125

Total Financials                                                         70,320

HEALTH CARE  10.7%

Biotechnology  3.2%

Abgenix *                                           14,300                  178

Alexion Pharmaceutical *                             9,500                  162

Alkermes *                                          88,000                1,188

Amylin Pharmaceuticals *                            40,400                  898

Cephalon *                                          33,476                1,621

Cubist Pharmaceuticals *                            88,400                1,075

CV Therapeutics *                                   10,700                  157

deCODE GENETICS *                                   44,400                  364

Exelixis *                                          76,600                  542

Incyte *                                            16,400                  112

Myriad Genetics *                                   90,600                1,165

Neurocrine Biosciences *                            41,000                2,236

NPS Pharmaceuticals *                               26,300                  808

ONYX Pharmaceuticals *                               6,400                  181

OSI Pharmaceuticals *                               12,000                  387

Regeneron Pharmaceuticals *                         15,800                  232

Trimeris *                                          29,000                  608

Tularik *                                           40,200                  649

Vertex Pharmaceuticals *                           110,762                1,133

ViroPharma *                                        17,800                   50

                                                                         13,746

Health Care Equipment & Supplies  2.9%

Analogic                                            37,000                1,517

DJ Orthopedics *                                    27,900                  748

Edwards Lifesciences *                              53,700                1,615

EPIX Medical *                                      18,900                  308

Integra LifeServices Holdings *                      9,100                  260

Matthews International, Class A                    127,200                3,764

Nektar Therapeutics *                               17,600                  240

Steris *                                            95,700                2,163

Thoratec *                                          11,100                  144

Wilson Greatbatch Technologies *                    44,400                1,877

                                                                         12,636

Health Care Providers & Services  3.7%

Cross Country Healthcare *                          17,300                  258

Henry Schein *                                      70,800                4,785

Hooper Holmes                                      150,200                  928

LabOne *                                            14,300                  464

Lifeline Systems *                                  59,800                1,136

LifePoint Hospitals *                                9,300                  274

Mid Atlantic Medical Services *                     62,700                4,063

Renal Care Group *                                  28,000                1,153

Sunrise Assisted Living *                           48,600                1,883

WellChoice *                                        39,700                1,370

                                                                         16,314

Pharmaceuticals  0.9%

Atherogenics *                                      32,700                  489

Eon Labs *                                          18,500                  942

Medicines Company *                                 34,000                1,002

Noven Pharmaceuticals *                             99,900                1,519

                                                                          3,952

Total Health Care                                                        46,648

INDUSTRIALS & BUSINESS SERVICES  18.1%

Aerospace & Defense  1.2%

Armor Holdings *                                   136,800                3,599

Mercury Computer Systems *                          58,900                1,467

                                                                          5,066

Air Freight & Logistics  2.3%

EGL *                                               70,600                1,240

Expeditors International
  of Washington                                     10,200                  384

Forward Air *                                       65,495                1,801

Pacer International *                               80,600                1,630

Ryder System                                        65,600                2,240

UTi Worldwide                                       71,700                2,719

                                                                         10,014

Airlines  0.3%

Frontier Airlines *                                 64,600                  921

Midwest Express Holdings *                          55,300                  233

                                                                          1,154

Building Products  0.2%

Trex *                                              28,400                1,079

                                                                          1,079

Commercial Services & Supplies  6.5%

Central Parking                                    138,300                2,065

CompX International                                 29,400                  188

Consolidated Graphics *                             82,400                2,602

Education Management *                              15,000                  466

Electro Rent                                        56,300                  751

First Advantage, Class A *                          16,600                  324

G&K Services, Class A                               71,700                2,635

Herman Miller                                      122,500                2,973

Ionics *                                            97,000                3,089

KForce.com *                                       116,700                1,090

Layne Christensen *                                 30,800                  362

LECG *                                              12,100                  277

New England Business Service                        81,600                2,407

Resources Connection *                             102,500                2,799

SOURCECORP *                                        59,200                1,517

Spherion *                                          12,600                  123

Tetra Tech *                                       144,725                3,598

United Stationers *                                  8,200                  336

Waterlink *                                         20,300                    0

West Corporation *                                  33,900                  788

                                                                         28,390

Construction & Engineering  0.4%

Insituform Technologies,
  Class A *                                        105,600                1,742

                                                                          1,742

Electrical Equipment  2.7%

A.O. Smith                                         153,900                5,394

American Superconductor *                           25,900                  359

Artesyn Technologies *                             105,500                  899

Belden                                             179,900                3,794

LSI Industries                                      64,062                  865

PECO II *                                           27,400                   31

Woodward Governor                                    8,500                  483

                                                                         11,825

Machinery  3.5%

Actuant, Class A *                                  83,560                3,025

Cuno *                                              12,900                  581

Graco                                               61,900                2,482

Harsco                                             105,600                4,627

IDEX                                                24,000                  998

Joy Global                                           9,100                  238

Lindsay Manufacturing                              100,400                2,535

Reliance Steel & Aluminum                           27,900                  927

                                                                         15,413

Marine  0.0%

International Shipholding *                         10,400                  153

                                                                            153

Road & Rail  1.0%

Heartland Express                                   25,023                  605

Knight Transportation *                            111,800                2,868

Overnite *                                          29,300                  667

                                                                          4,140

Total Industrials & Business Services                                    78,976

INFORMATION TECHNOLOGY  22.5%

Communications Equipment  1.4%

Black Box                                           74,200                3,418

Emulex *                                            31,600                  843

Packeteer *                                         45,100                  766

Riverstone Networks *                              170,000                  189

Stratos International *                              4,108                   28

Tekelec *                                           39,200                  609

                                                                          5,853

Computer & Peripherals  0.2%

Synaptics *                                         52,800                  791

                                                                            791

Electronic Equipment & Instruments  3.6%

KEMET *                                            168,000                2,300

Littelfuse *                                        97,500                2,810

Methode Electronics, Class A                       112,400                1,375

Newport *                                           63,800                1,054

Paxar *                                            178,800                2,396

Plexus *                                           172,900                2,969

Technitrol *                                        55,000                1,141

Woodhead Industries                                109,200                1,845

                                                                         15,890

Internet Software & Services  1.2%

Internet Security Systems *                         90,700                1,708

MatrixOne *                                        146,000                  899

Netegrity *                                         82,100                  847

Sonicwall *                                         33,300                  260

Webex Communications *                              12,100                  243

Websense *                                          42,100                1,231

                                                                          5,188

IT Services  4.6%

BISYS Group *                                      103,000                1,533

CACl International, Class A *                       75,500                3,671

Global Payments                                     71,200                3,355

Iron Mountain *                                    139,150                5,502

Maximus *                                           96,400                3,772

MPS Group *                                        247,500                2,314

                                                                         20,147


Semiconductor & Semiconductor Equipment  4.9%

AMIS Holdings *                                     47,000                  859

ATMI *                                              95,600                2,212

Cabot Microelectronics *                            52,200                2,558

Entegris *                                         131,200                1,686

Exar *                                             108,800                1,858

Lattice Semiconductor *                             16,400                  159

Microsemi *                                         33,300                  819

MKS Instruments *                                  148,500                4,307

Mykrolis *                                         141,200                2,270

Semtech *                                          160,800                3,655

Sigmatel *                                          11,000                  271

Tessera Technologies *                              47,600                  895

                                                                         21,549

Software  6.6%

Actuate *                                           59,200                  184

Autodesk                                            51,000                1,254

Catapult Communications *                           20,400                  296

Concord Communications *                            35,400                  707

FactSet Research Systems                            78,000                2,980

FileNet *                                          115,400                3,125

Jack Henry & Associates                            202,100                4,159

Kronos *                                           143,400                5,680

Magma Design Automation *                           36,100                  843

Mercury Interactive *                               25,700                1,250

NetIQ *                                             58,208                  771

Progress Software *                                 84,300                1,725

Quest Software *                                    42,800                  608

Red Hat *                                           52,300                  982

RSA Security *                                      60,000                  852

SPSS *                                              52,100                  931

Verisity Ltd. *                                     24,600                  314

Verity *                                            72,100                1,203

Wind River Systems *                               102,400                  897

                                                                         28,761

Total Information Technology                                             98,179

MATERIALS  6.7%

Chemicals  4.8%

Airgas                                             233,500                5,016

Arch Chemicals                                     107,400                2,756

Ferro                                              101,300                2,756

IMC Global                                         226,000                2,244

MacDermid                                           15,900                  544

Material Sciences *                                 77,200                  781

Minerals Technologies                               86,300                5,113

Scotts, Class A *                                   26,300                1,556

Symyx Technologies *                                18,600                  382

                                                                         21,148

Containers & Packaging  0.1%

Constar International *                             26,000                  140

Smurfit-Stone Container *                           19,600                  364

                                                                            504

Metals & Mining  1.4%

Gibraltar Steel                                     22,700                  571

Lihir Gold (AUD)                                 1,041,200                1,137

Meridian Gold *                                    150,400                2,197

NN, Inc                                             27,600                  348

Steel Dynamics *                                    71,900                1,689

                                                                          5,942

Paper & Forest Products  0.4%

Buckeye Technologies *                             159,500                1,603

Potlatch                                             9,700                  337

                                                                          1,940

Total Materials                                                          29,534

TELECOMMUNICATION SERVICES  0.9%

Diversified Telecommunication Services  0.3%

Commonwealth Telephone
  Enterprises *                                     33,400                1,261

                                                                          1,261

Wireless Telecommunication Services  0.6%

SpectraSite *                                       63,800                2,217

Western Wireless, Class A *                         31,400                  577

                                                                          2,794

Total Telecommunication Services                                          4,055

UTILITIES  0.7%

Electric Utilities  0.7%

Cleco                                               72,200                1,298

El Paso Electric *                                  69,800                  932

Unisource Energy                                    31,400                  774

Total Utilities                                                           3,004

Total Common Stocks (Cost  $354,362)                                    431,070

SHORT-TERM INVESTMENTS  0.5%

Money Market Fund  0.5%

T. Rowe Price Reserve
  Investment Fund, 1.13% #                       2,165,424                2,165

Total Short-Term Investments
(Cost  $2,165)                                                            2,165

Total Investments in Securities

99.1% of Net Assets (Cost $356,527)                                    $433,235

(ss.) Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

AUD   Australian dollar

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report
December 31, 2003
($ 000s)



Assets

Investments in securities, at value (cost $356,527)        $            433,235

Other assets                                                              4,479

Total assets                                                            437,714

Liabilities

Total liabilities                                                           519

NET ASSETS                                                 $            437,195

Net Assets Consist of:

Undistributed net realized gain (loss)                     $              6,876

Net unrealized gain (loss)                                               76,708

Paid-in-capital applicable to 34,657,212 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      353,611

NET ASSETS                                                 $            437,195

NET ASSET VALUE PER SHARE                                  $              12.61

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Dividend income                                                           3,154

Expenses

  Investment management                                                   2,448

  Custody and accounting                                                    126

  Legal and audit                                                            15

  Directors                                                                   6

  Shareholder servicing                                                       2

  Prospectus and shareholder reports                                          2

  Registration                                                                1

  Miscellaneous                                                               6

  Total expenses                                                          2,606

Net investment income (loss)                                                548

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   12,473

Change in net unrealized gain (loss) on securities                      104,525

Net realized and unrealized gain (loss)                                 116,998

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            117,546
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $           548      $           866

  Net realized gain (loss)                          12,473                1,356

  Change in net unrealized gain or loss            104,525              (53,361)

  Increase (decrease) in net assets from
  operations                                       117,546              (51,139)

Distributions to shareholders

  Net investment income                               (712)                (699)

  Net realized gain                                 (5,702)              (1,048)

  Decrease in net assets from distributions         (6,414)              (1,747)

Capital share transactions *

  Shares sold                                       34,835              127,659

  Distributions reinvested                           6,234                1,638

  Shares redeemed                                  (48,995)             (30,526)

  Increase (decrease) in net assets from
  capital share transactions                        (7,926)              98,771

Net Assets

Increase (decrease) during period                  103,206               45,885

Beginning of period                                333,989              288,104

End of period                              $       437,195      $       333,989
                                           ---------------      ---------------

*Share information

  Shares sold                                        3,446               12,103

  Distributions reinvested                             511                  173

  Shares redeemed                                   (4,510)              (2,931)

  Increase (decrease) in shares outstanding           (553)               9,345

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report
December 31, 2003

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $7,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distribution are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $81,324,000 and $84,507,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

Ordinary income                                            $          2,138,000

Long-term capital gain                                                4,276,000

Total distributions                                        $          6,414,000
                                                           --------------------

At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $        105,790,000

Unrealized depreciation                                             (29,082,000)

Net unrealized appreciation (depreciation)                           76,708,000

Undistributed ordinary income                                           202,000

Undistributed tax-exempt income                                       6,674,000

Paid-in capital                                                     353,611,000

Net assets                                                 $        437,195,000
                                                           --------------------

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $             95,000

Undistributed net realized gain                                         (95,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $356,527,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.65% of the fund's average daily net assets. The fee is computed daily and paid monthly. At December 31, 2003, investment management fee payable totaled $245,000.

The fund is also subject to a contractual expense limitation through December 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.75%. Through December 31, 2005, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. For the year ended December 31, 2003, the fund operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $69,000 for the year ended December 31, 2003, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $127,000.

T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Small-Cap Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Small-Cap Stock Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $1,521,000 from short-term capital gains,

o $4,276,000 from long-term capital gains, of which $4,076,000 was subject to the 15% rate gains category, and $200,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $2,235,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,115,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Small-Cap Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1/27/43)
1996

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------
David K. Fagin
(4/9/38)
1996

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------
F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------
John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos**
(8/2/33)
1996

Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------
Paul M. Wythes**
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Institutional Small-Cap Stock Fund
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
James A.C. Kennedy, CFA
(8/15/53)
1997
[39]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
James S. Riepe
(6/25/43)
1996
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional Equity Funds
--------------------------------------------------------------------------------
M. David Testa, CFA, CIC
(4/22/44)
1996
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Institutional Equity Funds
--------------------------------------------------------------------------------
* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------
Preston G. Athey, CFA, CIC (7/17/49)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Stephen W. Boesel (12/28/44)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Stephen V. Booth (6/21/61)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)
Treasurer, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Anna M. Dopkin, CFA (9/5/67)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)
Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------
Thomas J. Huber, CFA (9/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------
John D. Linehan, CFA (1/21/65)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)
Secretary, Institutional Equity Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Gregory A. McCrickard, CFA (10/19/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Joseph M. Milano, CFA (9/14/72)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Charles G. Pepin (4/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Larry J. Puglia, CFA, CPA (8/25/60)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Robert W. Sharps, CFA, CPA (6/10/71)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Robert W. Smith (4/11/61)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
John F. Wakeman (11/25/62)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
David J. Wallack (7/2/60)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Julie L. Waples (5/12/70)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Richard T. Whitney, CFA (5/7/58)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $8,400                $8,845
     Audit-Related Fees                         490                    --
     Tax Fees                                 2,181                 2,142
     All Other Fees                             124                   137

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004